Cover	Sep. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-42821
Entity Registrant Name	GSR IV Acquisition Corp.
Entity Central Index Key	0002072404
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5900 Balcones Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78731
City Area Code	914
Local Phone Number	369-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one seventh of one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one seventh of one right
Trading Symbol	GSRFU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	GSRF
Security Exchange Name	NASDAQ
Rights, each whole right entitling the holder to receive one Class A ordinary share
Title of 12(b) Security	Rights, each whole right entitling the holder to receive one Class A ordinary share
Trading Symbol	GSRFR
Security Exchange Name	NASDAQ